Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 27, 2015
Registrant Name	SEI DAILY INCOME TRUST /MA/
Central Index Key	0000701939
Amendment Flag	false
Document Creation Date	Oct. 27, 2015
Document Effective Date	Oct. 27, 2015
Prospectus Date	Oct. 27, 2015
SDIT GOVERNMENT FUND | Class CAA
Prospectus:
Trading Symbol	GFAXX